REVENUE AND EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2019
Expenses by nature [abstract]
Summary of Revenue and Expenses by Nature

	December 31, 2019	December 31, 2018	December 31, 2017
Operating expenses by nature
Third-party services	(6,030,542)	(5,924,556)	(6,221,058)
Depreciation and amortization	(6,873,945)	(5,811,123)	(5,109,292)
Rentals and Insurance (i)	(2,575,862)	(4,200,212)	(4,162,659)
Personnel	(2,528,823)	(2,594,464)	(2,791,331)
Network maintenance service	(1,014,432)	(1,104,015)	(1,251,511)
Interconnection	(487,413)	(658,068)	(778,083)
Provision for contingencies	(216,438)	(202,268)	(469,440)
Expected credit losses	(489,396)	(697,324)	(691,807)
Advertising and marketing	(497,278)	(382,091)	(413,580)
Handset and other costs	(170,860)	(196,347)	(223,335)
Impairment gain (los s) (ii)	(2,111,022)	(291,758)	4,747,141
Taxes and other expenses	(110,568)	(249,688)	(542,832)
Other operating income (expenses), net (iii)	(6,974)	(5,016,358)	(8,242,895)
Total operating expenses	(23,113,553)	(27,328,272)	(26,150,682)
Operating expenses by function
Cost of sales and/or services	(15,314,814)	(16,179,100)	(15,668,653)
Selling expenses	(3,547,684)	(3,853,002)	(4,102,556)
General and administrative expenses	(2,782,300)	(2,738,718)	(3,136,808)
Other operating income	4,527,710	2,204,134	1,985,101
Other operating expenses	(5,996,465)	(6,761,586)	(5,227,766)
Total operating expenses by function	(23,113,553)	(27,328,272)	(26,150,682)

(i)	The semiannual comparison was impacted by the adoption of IFRS 16— Leases beginning January 1, 2019 (Note 2(d)).
(ii)
As required by IAS 36, the Company conducts annually an impairment test of its assets with finite useful lives and recognizes an impairment loss related to the expected future profitability of such assets. The Company took into consideration in its assumptions for the 2019 impairment test, among other aspects, the Strategic Plan disclosed in July 2019. The plan rests on transformation actions, focused on improving operational and financial performance (see Note 17).

(iii)
In 2019, refers primarily to: (a) the recognition of other income from PIS and COFINS credits arising on the deduction of ICMS from PIS and COFINS tax base, as well as the recovery of unduly paid amounts on that tax base, as ruled in the final and unappealable court decision issued in March and September 2019, amounting to R$1,517,919 (Note 11) and (b) the recognition of expenses on the provision related to an onerous contract for the supply of satellite capacity, amounting to R$1,230,820 (Note 25), and (c) recognition of expenses related to the derecognition arising from the reconciliation of prior periods’ tax credits and incentives, which are not expected to be realized, amounting to R$167,395. In 2018 refers basically to: (a) expenses on the provision related to the recognition of the onerous contract for the provision of submarine cable capacity, amounting to R$4,883,620; and (b) recognition of income from the reversal of the provision for the contingency, amounting to R$109,242, arising from the reprocessing of the provision estimation model taking into account the new profile and history of discontinuation of lawsuits in the context of the approval and ratification of the JRP. In 2017, R$6,482,485 refer main to the additional provision arising from the review of the calculations of the provision for contingencies related administrative proceedings and lawsuits involving ANATEL, talking into accounting the publication of the decision that grants the judicial reorganization in February 5, 2018.